Financial instruments - Reconciliation of Liabilities from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
January 1	$ 292	$ 116	$ 19,985
Financing Cash flows	9,527	(135)	2,783
Interest payments	(185)
Distribution to shareholders		0	421
Changes in fair value	(58)	0	564
Other changes	0	311	(4)
Accrued interest	203	0	515
Foreign currency exchange gains/(losses)	683
Conversion into shares		0	(24,148)
December 31	10,462	292	116
Kreos loans
Disclosure of detailed information about financial instruments [line items]
January 1	0
Financing Cash flows	9,660
Interest payments	(185)
Changes in fair value	(58)
Other changes	0
Accrued interest	201
Foreign currency exchange gains/(losses)	684
December 31	10,302	0
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
January 1	292	116	248
Financing Cash flows	(133)	(135)	(148)
Interest payments	0
Distribution to shareholders		0	0
Changes in fair value	0	0	0
Other changes	0	311	14
Accrued interest	2	0	2
Foreign currency exchange gains/(losses)	(1)
Conversion into shares		0	0
December 31	$ 160	292	116
Convertible Loans
Disclosure of detailed information about financial instruments [line items]
January 1		$ 0	19,737
Financing Cash flows			2,931
Distribution to shareholders			421
Changes in fair value			564
Other changes			(18)
Accrued interest			513
Conversion into shares			(24,148)
December 31			$ 0